Schedule of Convertible Note Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Less: unamortized debt discounts	$ 53,442
Convertible Debt [Member]
Short-Term Debt [Line Items]
Total convertible notes payable		750,000	$ 750,000
Less: unamortized debt discounts			412,673
Notes payable, net of discounts		750,000	337,327
Convertible Debt [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Total convertible notes payable		750,000
Convertible Debt [Member] | Promissory Note One [Member]
Short-Term Debt [Line Items]
Total convertible notes payable			$ 750,000